Richard H. Kirk Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 925-3707 richard.kirk@prudential.com

December 28, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Definitive Prospectus Supplements and Statements of Additional Information Filings Pursuant to Rule 497(j)

Pruco Life Flexible Premium Variable Annuity Account	Pruco Life of New Jersey Flexible Premium Variable Annuity Account
Investment Company Act No. 811-07325	Investment Company Act No. 811-07975
333-162673	333-162678
333-162680	333-162676
333-130989	333-131035
333-144639

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of Pruco Life Flexible Premium Variable Annuity Account and Pruco Life of New Jersey Flexible Premium Variable Annuity Account (each, the “Registrant”), we hereby certify that:

1.
With respect to the Prospectus Supplements and Statements of Additional Information ("SAIs") included in the above-referenced Registration Statements, the form of Prospectus Supplements and SAIs that would have been filed under paragraphs (e) and (c), respectively, of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments; and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Please call me at (203) 925-3707 if you have any questions.

Very truly yours,

/s/Richard H. Kirk
Richard H. Kirk